Earnings per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	¥ (1,833)	¥ (14,350)	¥ 1,967
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	¥ (1,833)	¥ (14,350)	¥ 1,967
Basic net earnings (losses) per share (in Yen per share)	¥ (13.52)	¥ (114.98)	¥ 16.05
Diluted net earnings (losses) per share (in Yen per share)	¥ (13.52)	¥ (114.98)	¥ 16.05
Weighted-average number of shares, basic (in shares)	135,583,521	124,803,262	122,587,617
Weighted-average number of shares, diluted (in shares)	135,583,521	124,803,262	122,587,617